Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated August 4, 2020 to

PROSPECTUS DATED March 1, 2020,

As supplemented June 3, 2020

LIQUIDATION OF THE STRATEGIC CALL OVERWRITING FUND: The following information relates to the liquidation of the Strategic Call Overwriting Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on August 3, 2020, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on August 4, 2020, the Fund will be closed to new shareholders and stop accepting orders from existing shareholders to purchase additional Shares.

Effective August 4, 2020, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around August 4, 2020, the Fund expects to begin liquidating its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

Effective August 4, 2020, RIM will implement a direct Fund level expense cap of 0.32% for the Fund.

The Fund, and indirectly, its shareholders will bear the expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets on or before September 17, 2020 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to September 17, 2020 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is August 17, 2020, based on Fund records as of the open of business on August 14, 2020.

Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated August 4, 2020 to

PROSPECTUS DATED March 1, 2020,

As supplemented June 3, 2020

LIQUIDATION OF THE STRATEGIC CALL OVERWRITING FUND: The following information relates to the liquidation of the Strategic Call Overwriting Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on August 3, 2020, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on August 4, 2020, the Fund will be closed to new shareholders and stop accepting orders from existing shareholders to purchase additional Shares.

Effective August 4, 2020, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around August 4, 2020, the Fund expects to begin liquidating its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

Effective August 4, 2020, RIM will implement a direct Fund level expense cap of 0.32% for the Fund.

The Fund, and indirectly, its shareholders will bear the expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets on or before September 17, 2020 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to September 17, 2020 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is August 17, 2020, based on Fund records as of the open of business on August 14, 2020.